Other investments (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Investments [Line Items]
Other investments	$ 157,514	$ 67,886
Accrued interest receivable	2,474	2,133
Non-cash transaction, simultaneous disposal and acquisition of investment		$ 5,700
Falco [Member] | Secured Senior Loan [Member]
Other Investments [Line Items]
Other investments	$ 15,900
Convertible debt, conversion price	$ 0.55
Interest rate investment	7.00%	7.00%
Accrued interest receivable	$ 1,700
Investment warrants held	10,664,324
Exercise price of investment warrants held	$ 0.69
Term of investment warrants held	24 months
Fair value of warrants	$ 1,100